Expense Example {- Fidelity Convertible Securities Fund} - 11.30 Fidelity Convertible Securities Fund - AMCIZ PRO-13 - Fidelity Convertible Securities Fund	Jan. 29, 2022 USD ($)
Fidelity Advisor Convertible Securities Fund: Class A
Expense Example:
1 year	$ 668
3 years	866
5 years	1,080
10 years	1,696
Fidelity Advisor Convertible Securities Fund: Class M
Expense Example:
1 year	471
3 years	727
5 years	1,002
10 years	1,787
Fidelity Advisor Convertible Securities Fund: Class C
Expense Example:
1 year	277
3 years	548
5 years	944
10 years	1,848
Fidelity Advisor Convertible Securities Fund: Class I
Expense Example:
1 year	72
3 years	224
5 years	390
10 years	871
Fidelity Advisor Convertible Securities Fund: Class Z
Expense Example:
1 year	60
3 years	189
5 years	329
10 years	$ 738